Financial Instruments And Risk Management (Summary Of Carrying Value And Estimated Fair Values Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Classified As Subject To Compromise
Debt Instrument [Line Items]
Carrying Value	$ 1,198	$ 1,198	$ 2,482
Fair Value	1,138	885	1,341
Classified As Subject To Compromise | Secured Variable And Fixed Rate Indebtedness Due Through 2023
Debt Instrument [Line Items]
Carrying Value	172	172	1,456
Fair Value	148	154	1,123
Classified As Subject To Compromise | Enhanced Equipment Trust Certificates Due Through 2021
Debt Instrument [Line Items]
Carrying Value	0	0	0
Fair Value	0	0	0
Classified As Subject To Compromise | 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036
Debt Instrument [Line Items]
Carrying Value	186	186	186
Fair Value	194	186	37
Classified As Subject To Compromise | 7.50% Senior Secured Notes Due 2016
Debt Instrument [Line Items]
Carrying Value	0	0	0
Fair Value	0	0	0
Classified As Subject To Compromise | Advantage Miles Advance Purchase
Debt Instrument [Line Items]
Carrying Value	0	0	0
Fair Value	0	0	0
Classified As Subject To Compromise | 6.25% Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Carrying Value		460	460
Fair Value		400	101
Classified As Subject To Compromise | 9.00% - 10.20% Debentures Due Through 2021
Debt Instrument [Line Items]
Carrying Value	214	214	214
Fair Value	238	112	46
Classified As Subject To Compromise | 7.88% - 10.55% Notes Due Through 2039
Debt Instrument [Line Items]
Carrying Value	166	166	166
Fair Value	49	33	34
Not Classified As Subject To Compromise
Debt Instrument [Line Items]
Carrying Value	7,902	8,123	8,220
Fair Value	8,171	8,115	7,417
Not Classified As Subject To Compromise | Secured Variable And Fixed Rate Indebtedness Due Through 2023
Debt Instrument [Line Items]
Carrying Value	3,004	3,297	2,952
Fair Value	2,883	3,143	2,647
Not Classified As Subject To Compromise | Enhanced Equipment Trust Certificates Due Through 2021
Debt Instrument [Line Items]
Carrying Value	1,851	1,741	1,942
Fair Value	1,946	1,811	1,927
Not Classified As Subject To Compromise | 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036
Debt Instrument [Line Items]
Carrying Value	1,314	1,313	1,436
Fair Value	1,453	1,308	1,230
Not Classified As Subject To Compromise | 7.50% Senior Secured Notes Due 2016
Debt Instrument [Line Items]
Carrying Value	1,000	1,000	1,000
Fair Value	1,150	1,074	711
Not Classified As Subject To Compromise | Advantage Miles Advance Purchase
Debt Instrument [Line Items]
Carrying Value	733	772	890
Fair Value	739	779	902
Not Classified As Subject To Compromise | 6.25% Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Carrying Value		0	0
Fair Value		0	0
Not Classified As Subject To Compromise | 9.00% - 10.20% Debentures Due Through 2021
Debt Instrument [Line Items]
Carrying Value	0	0	0
Fair Value	0	0	0
Not Classified As Subject To Compromise | 7.88% - 10.55% Notes Due Through 2039
Debt Instrument [Line Items]
Carrying Value	0	0	0
Fair Value	$ 0	$ 0	$ 0